Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Debt consists of the following:

	June 30, 2012	December 31, 2011
	(in millions)
8% senior unsecured notes due 2018 - Icahn Enterprises Holdings(1)	$2,158	$1,444
7.75% senior unsecured notes due 2016 - Icahn Enterprises Holdings(1)	1,047	1,046
Senior unsecured variable rate convertible notes due 2013 - Icahn Enterprises Holdings(1)	556	556
Debt facilities - Automotive	2,737	2,737
Debt facilities - Energy	727	—
Credit facilities - Energy	125	—
Debt facilities - Gaming	—	49
Credit facilities - Gaming	171	—
Senior unsecured notes - Railcar	275	275
Senior secured notes and revolving credit facility - Food Packaging	214	214
Mortgages payable - Real Estate	73	75
Other	113	67
Total debt	$8,196	$6,463
(1)Proceeds from the issuance of each of Icahn Enterprises' notes were transferred to Icahn Enterprises Holdings under identical terms and conditions.

Debt consists of the following:

	December 31,
	2011	2010
	(in millions)
8% senior unsecured notes due 2018 - Icahn Enterprises Holdings(1)	$1,444	$1,444
7.75% senior unsecured notes due 2016 - Icahn Enterprises Holdings(1)	1,046	1,045
Senior unsecured variable rate convertible notes due 2013 - Icahn Enterprises Holdings(1)	556	556
Debt facilities - Automotive	2,737	2,737
Debt facilities - Gaming	49	62
Senior unsecured notes - Railcar	275	275
Senior secured notes and revolving credit facility - Food Packaging	214	214
Mortgages payable - Real Estate	75	108
Other	67	57
Total debt	$6,463	$6,498
(1)Proceeds from the issuance of each of Icahn Enterprises' notes were transferred to Icahn Enterprises Holdings under identical terms and conditions.

Schedule of Maturities of Long-term Debt [Table Text Block]
The following is a summary of the maturities of our debt obligations as of December 31, 2011 and does not include maturities of our aggregate $700 million of 2018 Notes issued in January and February 2012:

Year	Amount
(in millions)
2012	$96
2013	658
2014	2,147
2015	934
2016	1,054
Thereafter	1,690
$6,579